Asset Impairment and Restructuring (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
Information related to "Asset impairment and restructuring charges" on our consolidated statements of operations is presented below:

	Years ended December 31,
Dollars in millions	2017	2016	2015
Asset impairment:
Government Services	$—	$—	$—
Technology	—	—	—
Hydrocarbons Services	—	10	8
Other	—	7	21
Subtotal	—	17	29
Non-strategic Business	—	—	2
Total	$—	$17	$31
Restructuring charges:
Government Services	$—	$1	$—
Technology	—	1	1
Hydrocarbons Services	6	20	35
Other	—	—	1
Subtotal	6	22	37
Non-strategic Business	—	—	2
Total	$6	$22	$39
Asset impairment and restructuring charges:
Total	$6	$39	$70

Schedule of Restructuring Reserve by Type of Cost
The table below provides a rollforward of one-time charges associated with employee terminations based on the fair value of the termination benefits. These amounts are included in "Other current liabilities" on our consolidated balance sheets.

Dollars in millions	Severance Accrual
Balance at December 31, 2015	$19
Charges	18
Payments	(29)
Balance at December 31, 2016	$8
Charges	—
Payments	(6)
Non-cash settlements (a)	$(1)
Balance at December 31, 2017	$1

(a)	Includes the finalization of amounts owed to expatriate employees for tax equalization matters